FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED BALANCE SHEETS (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	$ 1,452,662	¥ 10,113,141	$ 611,401	¥ 4,256,449	¥ 142,624,020	¥ 38,878,076
Prepayments and other current assets, net	1,271,012	8,848,534		6,148,787
Total current assets	22,187,915	154,467,831		33,014,021
Investments in subsidiaries and VIEs	1,436,410	10,000,000		45,216,118
TOTAL ASSETS	26,064,977	181,459,156		164,687,440
Current liabilities:
Short-term borrowings	16,881,566	117,526,089		112,461,383
Warrants	28,527	200,000		1,490,844
Total current liabilities	151,984,055	1,058,082,595		908,423,767
TOTAL LIABILITIES	152,882,056	1,064,334,300		908,423,767
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares				6,502,658
Additional paid-in capital	364,783,889	2,539,552,478		2,496,069,065
Statutory reserves	4,032,288	28,071,982		28,071,982
Accumulated other comprehensive loss	(542,669)	(3,777,952)		(9,204,556)
Accumulated deficit	(489,938,842)	(3,410,856,231)		(3,233,061,063)
Total shareholders' deficit	(120,520,543)	(839,039,915)		(711,621,914)
Total liabilities and shareholders' equity	26,064,977	181,459,156		164,687,440
Parent Company
Current assets:
Cash and cash equivalents	20,669	143,896	$ 3	18	¥ 18,733	¥ 58,919
Prepayments and other current assets, net	9,175	63,873		61,979
Amounts due from intercompany	187,173,592	1,303,065,115		1,305,838,856
Total current assets	187,203,436	1,303,272,884		1,305,900,853
Investments in subsidiaries and VIEs	(241,536,174)	(1,681,526,537)		(1,635,525,945)
TOTAL ASSETS	(54,332,738)	(378,253,653)		(329,625,092)
Current liabilities:
Short-term borrowings	5,010,342	34,881,000
Accrued expenses and other current liabilities	1,663,184	11,578,754		5,248,838
Warrants	28,527	198,600		1,490,844
Convertible notes	59,485,752	414,127,908		375,257,140
Total current liabilities	66,187,805	460,786,262		381,996,822
TOTAL LIABILITIES	66,187,805	460,786,262		381,996,822
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares				6,502,658
Additional paid-in capital	364,783,889	2,539,552,478		2,496,069,065
Statutory reserves	4,032,288	28,071,982		28,071,982
Accumulated other comprehensive loss	(542,669)	(3,777,952)		(9,204,556)
Accumulated deficit	(489,938,842)	(3,410,856,231)		(3,233,061,063)
Total shareholders' deficit	(120,520,543)	(839,039,915)		(711,621,914)
Total liabilities and shareholders' equity	(54,332,738)	(378,253,653)		¥ (329,625,092)
Class A ordinary shares
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares	1,051,610	7,321,099
Class A ordinary shares | Parent Company
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares	1,051,610	7,321,099
Class B ordinary shares
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares	93,181	648,709
Class B ordinary shares | Parent Company
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares	$ 93,181	¥ 648,709